Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2025
Miscellaneous current assets [abstract]
Summary of Prepaid Expenses and Other Current Assets

A summary of the Group’s prepaid expenses and other current assets as of June 30, 2025 and December 31, 2024 is outlined below:

	June 30, 2025	December 31, 2024
(in USD and thousands)
Air	$313,345	$202,837
Operating, product and administration costs	76,952	59,198
Commissions	64,138	49,371
Credit card fees	45,270	39,985
Forward foreign currency contracts	43,308	—
Debt transaction costs	19,784	14,419
Advertising	15,148	10,623
Cash deposits	10,777	10,456
Other	4,398	9,487
Total	$593,120	$396,376